Note 7 - Goodwill and Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2019	Oct. 31, 2018
Notes Tables
Schedule of Goodwill [Table Text Block]
Balance, November 1, 2016	$54,400,319
Goodwill acquired in 2017 acquisitions	18,037,705
Change in foreign currency rates	1,071,184
Balance, October 31, 2017	73,509,208
Goodwill acquired in 2018 acquisitions	1,887,000
Change in foreign currency rates	(740,108)
Balance, October 31, 2018	$74,656,100

Schedule of Finite-Lived Intangible Assets [Table Text Block]
	Successor			Predecessor
	January 31,			October 31,
	2019			2018
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
(in thousands)	Value	Amortization	Amount	Value	Amortization	Amount
Customer relationship	$168,700	$4,793	$163,906	$47,641	$(23,093)	$24,548
Trade name	5,100	78	5,022	15,412	(3,540)	11,872
Trade name (indefinite life)	46,900	-	46,900	-	-	-
Noncompete agreements	-	-	-	495	(486)	9
	$220,700	$4,871	$215,828	$63,548	$(27,119)	$36,429

				2018			2017
				Gross		Net	Gross		Net
	Useful			Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Life			Value	Amortization	Amount	Value	Amortization	Amount

Customer relationship	15			$47,641,338	$(23,092,905)	$24,548,433	$45,521,514	$(16,770,766)	$28,750,748
Trade name	15	-	20	15,412,058	(3,540,083)	11,871,975	15,546,675	(2,401,152)	13,145,523
Noncompete agreements	3			495,000	(486,390)	8,610	485,000	(347,083)	137,917
				$63,548,396	$(27,119,378)	$36,429,018	$61,553,189	$(19,519,001)	$42,034,188

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
(in thousands)
2019 (excluding the period from December 6, 2018 to January 31, 2019)	$21,949
2020	26,685
2021	21,897
2022	17,719
2023	14,172
Thereafter	66,506
$168,928

Years ending October 31:
2019	$6,692,793
2020	5,528,556
2021	3,949,940
2022	3,373,733
2023	2,358,266
Thereafter	14,525,730
$36,429,018